SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2021 USD ($) segment	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($)	Jun. 30, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jun. 15, 2016 USD ($)
Schedule of Significant Accounting Policies [Line Items]
Foreign Currency Transaction Gain, before Tax		$ 36,400					$ 36,400
Net foreign currency transaction loss		45,100					45,100
Reserves for allowances for doubtful accounts	$ 5,900	5,900	$ 5,900	$ 5,900	$ 5,900	$ 5,900	7,800
Cash purchase price for minority stake							8,500
Carrying amount of minority investment	8,100	8,100	8,100	$ 8,100	8,100	8,100	8,500	$ 9,400
Number of reporting units | item				1
Rent expense		11,800					11,800
Sublease receipts		4,500					4,300
Deferred offering costs capitalized	$ 3,900	3,900	$ 3,900	$ 3,900	$ 3,900	$ 3,900	$ 0	8,200
Percentage of revenue from content licenses			3.00%				3.00%
Percentage of license fee earn and retained by delegates			35.00%				50.00%
Percentage of license fee recognized by the Company			50.00%				65.00%
Percentage of royalties of the total license fee			20.00%				50.00%
Equity-based compensation, service period	5 years
Advertising and marketing costs		$ 53,700					$ 49,000
Number of operating segment			1		1
Number of customers represented 10% or more of the Company's total revenue or accounts receivable | customer						0
Estimated operating lease right of use assets								49,959	$ 53,100
Estimated operating lease liabilities								$ 59,581
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current	Liabilities, Current	Liabilities, Current	Liabilities, Current	Liabilities, Current
Getty Images SEA Holdings Co., Limited ("Getty SEA")
Schedule of Significant Accounting Policies [Line Items]
Percentage of equity interest	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Getty Images SEA Holdings Co., Limited ("Getty SEA")
Schedule of Significant Accounting Policies [Line Items]
Percentage of non-controlling stockholder's interest	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Minimum
Schedule of Significant Accounting Policies [Line Items]
Estimated operating lease right of use assets	$ 45,000	$ 45,000	$ 45,000	$ 45,000	$ 45,000	$ 45,000
Estimated operating lease liabilities	50,000	50,000	50,000	50,000	50,000	50,000
Maximum
Schedule of Significant Accounting Policies [Line Items]
Estimated operating lease right of use assets	65,000	65,000	65,000	65,000	65,000	65,000
Estimated operating lease liabilities	$ 70,000	70,000	$ 70,000	$ 70,000	$ 70,000	$ 70,000
Getty Investments, LLC
Schedule of Significant Accounting Policies [Line Items]
Annual management fees		$ 1,500					$ 1,300
Getty Investments, LLC | Visual China Group Holding Limited ("VCG")
Schedule of Significant Accounting Policies [Line Items]
Face amount of unsecured note receivable										$ 24,000
Interest rate										2.50%